Summary of Significant Accounting Policies (Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2019
Ships | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Ships | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	35 years
Ship improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Ship improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Transportation equipment and other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Transportation equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years